Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit after tax		£ 2,607	£ 2,129
Other comprehensive (loss)/income that may be recycled to profit or loss:
Currency translation reserve	[1]	(1,325)	2,008
Fair value through other comprehensive income reserve	[1]	58	(799)
Cash flow hedging reserve	[1]	(383)	(2,874)
Other comprehensive loss that may be recycled to profit or loss	[1]	(1,650)	(1,665)
Other comprehensive (loss)/income not recycled to profit or loss
Retirement benefit remeasurements		(476)	1,090
Own credit		(494)	855
Other comprehensive (loss)/income not recycled to profit or loss		(970)	1,945
Other comprehensive (loss)/income for the period		(2,620)	280
Total comprehensive (loss)/income for the period		£ (13)	£ 2,409

[1]	Reported net of tax.